Average Annual Total Returns{- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2025 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2025 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2025 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2025 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2025 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2025 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0551 Past 1 year	F0551 Since Inception
Total	9.69%	10.30%	[1]	7.49%	8.70%	[1]	6.43%	7.60%	[1]	28.71%	18.13%	[1]	9.85%	10.17%	[1]

[1]	(a)From August 31, 2018